ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net income (loss)	$ (194)	$ (12,311)	$ (17,787)
Net cash used in operating activities	(1,817)	614	(4,975)
Net cash provided by investing activities	0	0	0
Net cash provided by (used in) financing activities	(1,222)	1,212	(9,433)
Variable Interest Entity [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	845	2,867	9,075
Net income (loss)	2,236	(2,482)	(15,726)
Net cash used in operating activities	(1,514)	1,729	(5,231)
Net cash provided by investing activities	0	0	0
Net cash provided by (used in) financing activities	$ (1,222)	$ 1,212	$ (9,433)